SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Schedule Of Financial Information With Respect To Single Operating Segment) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		$ 3,541	$ 9,261
Financial income, net		(2,315)	(2,528)
Taxes on income		14	14
Net loss		(14,523)	(9,390)
Single Operating Segment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		3,541	9,261
Preclinical R&D expenses		6,659	8,546
Clinical R&D expenses		6,982	7,107
SG&A		4,851	4,592
Financial income, net		(2,314)	(2,528)
Taxes on income		14	14
Other segment expenses	[1]	1,872	920
Net loss		$ (14,523)	$ (9,390)

[1]	Other segment expense (income) during the six months ended June 30, 2025 and 2024 includes property and equipment depreciation, GS-0321 asset of set-up activities, share-based compensation and other adjustments.